Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2010 Fund))	0 Months Ended
	Jun. 28, 2011
Class A
Average Annual Return:
1 Year	4.44%
Life of Class	(5.15%)
Inception Date	Dec. 15, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.23%
Life of Class	(5.50%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	3.16%
Life of Class	(4.45%)
Class B
Average Annual Return:
1 Year	4.89%
Life of Class	(5.02%)
Inception Date	Dec. 15, 2006
Class C
Average Annual Return:
1 Year	8.82%
Life of Class	(4.55%)
Inception Date	Dec. 15, 2006
Class N
Average Annual Return:
1 Year	9.62%
Life of Class	(3.95%)
Inception Date	Dec. 15, 2006
Class Y
Average Annual Return:
1 Year	11.30%
Life of Class	(3.49%)
Inception Date	Dec. 15, 2006
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
Life of Class	5.89%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.08%
Life of Class	(0.47%)	[1]

[1]	From 11/30/06